USAA CORNERSTONE FUNDS
USAA Cornerstone Conservative Fund
USAA Cornerstone Moderately Conservative Fund
USAA Cornerstone Moderate Fund
USAA Cornerstone Moderately Aggressive Fund
USAA Cornerstone Aggressive Fund
USAA Cornerstone Equity Fund
SUPPLEMENT DATED JUNE 22, 2017
TO THE FUNDS’ PROSPECTUS
DATED OCTOBER 1, 2016
AS SUPPLEMENTED APRIL 3, 2017
This Supplement updates certain information contained in the above-dated prospectus for the USAA Cornerstone Funds (the Funds).
Effective as the date of this supplement, John P. Toohey and Dan Denbow are no longer co-managers to the Funds; and therefore, all references to Mr. Toohey and Mr. Denbow in the Funds’ prospectus are hereby deleted.
With respect to the Cornerstone Moderately Conservative Fund:
The following disclosure is hereby added to the first paragraph after the third sentence under “Principal Investment Strategy” found on page 9:
The Fund’s asset allocation is actively managed by adjusting the Fund’s investments among asset classes that the Fund’s manager(s) deems appropriate, using a combination of active security selection, quantitative investing strategies, and investments in active and passive exchange-traded funds (ETFs) and futures.
The following disclosure is hereby added as the third paragraph to the “Principal Risks” section found on page 11:
The Adviser utilizes quantitative investment analysis when evaluating and selecting investments for the Fund. Quantitative tools used by the Adviser analyze stocks and other potential investments based on various investment characteristics or “factors.” Those factors may be out of favor or may not produce the best results over short or longer time periods. In addition, the effectiveness of the quantitative analysis of securities will significantly impact the success of the Fund’s investment strategy. A portfolio of securities selected using quantitative analysis may underperform the market as a whole or a portfolio of securities selected using a different approach, such as fundamental analysis. The factors used in quantitative analysis and the emphasis placed on those factors may not be predictive of a security’s value. Further, factors that affect a security’s value can change over time, and these changes may not be reflected in the Fund’s portfolio. As a result, the Fund may have a lower return than if it were managed using a strategy that did not incorporate quantitative analysis.
With respect to the Cornerstone Moderate Fund:
The following disclosure is hereby added to the first paragraph after the third sentence under “Principal Investment Strategy” found on page 17:
The Fund’s asset allocation is actively managed by adjusting the Fund’s investments among asset classes that the Fund’s manager(s) deems appropriate, using a combination of active security selection, quantitative investing strategies, and investments in active and passive exchange-traded funds (ETFs) and futures.
The following disclosure is hereby added as the third paragraph to the “Principal Risks” section found on page 19:
The Adviser utilizes quantitative investment analysis when evaluating and selecting investments for the Fund. Quantitative tools used by the Adviser analyze stocks and other potential investments based on various investment characteristics or “factors.” Those factors may be out of favor or may not produce the best results over short or longer time periods. In addition, the effectiveness of the quantitative analysis of securities will significantly impact the success of the Fund’s investment strategy. A portfolio of securities selected using quantitative analysis may underperform the market as a whole or a portfolio of securities selected using a different approach, such as fundamental analysis. The factors used in quantitative analysis and the emphasis placed on those factors may not be predictive of a security’s value. Further, factors that affect a security’s value can change over time, and these changes may not be reflected in the Fund’s portfolio. As a result, the Fund may have a lower return than if it were managed using a strategy that did not incorporate quantitative analysis.
With respect to the Cornerstone Moderately Aggressive Fund:
The following disclosure is hereby added to the first paragraph after the third sentence under “Principal Investment Strategy” found on page 25:
The Fund’s asset allocation is actively managed by adjusting the Fund’s investments among asset classes that the Fund’s manager(s) deems appropriate, using a combination of active security selection, quantitative investing strategies, and investments in active and passive exchange-traded funds (ETFs) and futures.
The following disclosure is hereby added as the third paragraph to the “Principal Risks” section found on page 27:
The Adviser utilizes quantitative investment analysis when evaluating and selecting investments for the Fund. Quantitative tools used by the Adviser analyze stocks and other potential investments based on various investment characteristics or “factors.” Those factors may be out of favor or may not produce the best results over short or longer time periods. In addition, the effectiveness of the quantitative analysis of securities will significantly impact the success of the Fund’s investment strategy. A portfolio of securities selected using quantitative analysis may underperform the market as a whole or a portfolio of securities selected using a different approach, such as fundamental analysis. The factors used in quantitative analysis and the emphasis placed on those factors may not be predictive of a security’s value. Further, factors that affect a security’s value can change over time, and these changes may not be reflected in the Fund’s portfolio. As a result, the Fund may have a lower return than if it were managed using a strategy that did not incorporate quantitative analysis.
With respect to the Cornerstone Aggressive Fund:
The following disclosure is hereby added to the first paragraph after the third sentence under “Principal Investment Strategy” found on page 33:
The Fund’s asset allocation is actively managed by adjusting the Fund’s investments among asset classes that the Fund’s manager(s) deems appropriate, using a combination of active security selection, quantitative investing strategies, and investments in active and passive exchange-traded funds (ETFs) and futures.
The following disclosure is hereby added as the third paragraph to the “Principal Risks” section found on page 35:
The Adviser utilizes quantitative investment analysis when evaluating and selecting investments for the Fund. Quantitative tools used by the Adviser analyze stocks and other potential investments based on various investment characteristics or “factors.” Those factors may be out of favor or may not produce the best results over short or longer time periods. In addition, the effectiveness of the quantitative analysis of securities will significantly impact the success of the Fund’s investment strategy. A portfolio of securities selected using quantitative analysis may underperform the market as a whole or a portfolio of securities selected using a different approach, such as fundamental analysis. The factors used in quantitative analysis and the emphasis placed on those factors may not be predictive of a security’s value. Further, factors that affect a security’s value can change over time, and these changes may not be reflected in the Fund’s portfolio. As a result, the Fund may have a lower return than if it were managed using a strategy that did not incorporate quantitative analysis.
With reference to the paragraphs titled Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, and Cornerstone Aggressive Fund found under the “More Information on Each Fund's Investment Strategy” section on pages 46-48, the following disclosure is hereby added to the first paragraph after the third sentence:

The Fund’s asset allocation is actively managed by adjusting the Fund’s investments among assets classes that the Fund’s manager(s) deems appropriate, using a combination of active security selection, quantitative investing strategies, and investments in active and passive ETFs and futures.
The following disclosure is hereby replacing in its entirety the existing disclosure under the “More Information on Each Fund's Investment Strategy” under How are the decisions to buy and sell equity securities made? section found on page 50:
We may use quantitative analysis to identify companies, either through ETFs or directly, that generally meet one of the following criteria: trade at attractive valuations, exhibit positive momentum, and/or have strong and stable profitability.
We seek to maintain an allocation to a variety of equity asset classes and factors (such as momentum, value, quality, and volatility). Decisions to buy and sell securities are based on changes to risk or factor exposures, as determined by the portfolio managers using quantitative analysis.
The following disclosure is hereby added as the fourth paragraph to the “Risks” section found on page 61:
Quantitative Investing Risk: A portfolio of securities selected using quantitative analysis may underperform the market as a whole or a portfolio of securities selected using a different investment approach, such as fundamental analysis. The factors used in quantitative analysis and the emphasis placed on those factors may not be predictive of a security’s value. Further, factors that affect a security’s value can change over time, and these changes may not be reflected in the Funds’ portfolio. In addition, data for some companies, particularly for non-U.S. companies, may be less available and/or less current than data for other companies. There also may be errors or issues relating to the tools used to screen securities. The Funds’ stock selection can be adversely affected if it relies on erroneous or outdated data or flawed models or computer systems. As a result, the Funds may have a lower return than if it were managed using a strategy that did not incorporate quantitative analysis.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98703-0617

USAA TOTAL RETURN STRATEGY FUND

(Fund Shares and Institutional Shares)

SUPPLEMENT DATED JUNE 22, 2017

TO THE FUND'S PROSPECTUS

DATED MAY 1, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Total Return Strategy Fund (the Fund). Please review this important information carefully.

The Board of Trustees of USAA Mutual Funds Trust has approved changing the Fund's distribution policy from a quarterly basis to an annual distribution effective with the third quarter distribution of 2017. This change is being made to line up the Fund's distribution schedule with its expected earned income.

The first paragraph under the subsection "Dividends and Other Distributions" found on page 38 of the Fund's prospectus is hereby deleted in its entirety and replaced with the following:

The Fund intends to pay distributions of net investment income (dividends) annually. Ordinarily, net realized capital gains are distributed in December of each year. The Fund may make additional distributions to shareholders, or may not make a distribution, when considered appropriate or necessary. For example, the Fund could make one or more additional distributions to avoid the imposition of any federal income or excise taxes or may not make a distribution to limit returns of capital.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

98704-0617